Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 884,000
Previously Paid Amount	0.00
Total Fee Amount	122.08
Total Offset Amount	0.00
Net Fee	122.08
Narrative - Max Aggregate Offering Price	$ 884,000
Final Prospectus	true